Investment Properties - Summary of Increase (Decrease) in Fair Value (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about investment property [line items]
Opening balance	₺ 16,283
Closing balance	13,675	₺ 16,283
Cost [member]
Disclosure of detailed information about investment property [line items]
Opening balance	46,283	145,759
Addition		987
Disposal	(15,985)
Transfer to property, plant and equipment	6,781	(100,463)
Closing balance	37,079	46,283
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about investment property [line items]
Opening balance	(30,000)	(130,334)
Disposal	12,821
Transfer to property, plant and equipment	(5,528)	103,262
Depreciation and impairment charges during the year	(697)	(2,928)
Closing balance	₺ (23,404)	₺ (30,000)